INVESTMENTS IN REAL ESTATE SECURITIES - UNREALIZED LOSS POSITION (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Integer		Dec. 31, 2012 Integer
Outstanding face amount	$ 2,054,797	[1]
Amortized cost basis	1,845,512	[1]
Weighted average rating	BBB	[1],[2]
Weighted average coupon	2.48%	[1]
Weighted average yield	2.48%	[1]
Weighted average life (years)	3 years 6 months	[1],[3]
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding face amount	1,015,349		15,747
Before Impairment - Amortized Cost Basis	995,953
Other Than Temporary Impairment - Amortized Cost Basis	(2,653)	[4]
Amortized cost basis	993,300		9,945
Gross unrealized losses - less than twelve months	(13,676)		(330)
Carrying value - less than twelve months	979,624		9,615
Number of securities	85		4
Weighted average rating	A		CC
Weighted average coupon	2.72%		1.46%
Weighted average yield	2.00%		5.91%
Weighted average life (years)	3 years 2 months 12 days		7 years 2 months 12 days
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding face amount	30,939
Before Impairment - Amortized Cost Basis	33,451
Other Than Temporary Impairment - Amortized Cost Basis	(411)	[4]
Amortized cost basis	33,040
Gross unrealized losses - twelve months or more	(205)
Carrying value - twelve months or more	32,835
Number of securities	4
Weighted average rating	AAA		-
Weighted average coupon	3.50%
Weighted average yield	1.28%
Weighted average life (years)	2 years 7 months 6 days
Securities in a Loss Position
Outstanding face amount	1,046,288		15,747
Before Impairment - Amortized Cost Basis	1,029,404
Other Than Temporary Impairment - Amortized Cost Basis	(3,064)	[4]
Amortized cost basis	1,026,340		9,945
Total gross unrealized losses	(13,881)		(330)
Carrying value - less than twelve months			9,615
Carrying value - twelve months or more
Total fair value	$ 1,012,459
Number of securities	89		4
Weighted average rating	A		CC
Weighted average coupon	2.74%		1.46%
Weighted average yield	1.98%		5.91%
Weighted average life (years)	3 years 2 months 12 days		7 years 2 months 12 days

[1]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, and represent the most recent credit ratings available as of the reporting date and may not be current.
[3]	The weighted average life is based on the timing of expected principal reduction on the assets.
[4]	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential's intent to sell the securities and are not the result of credit impairment.